4. Adoption of new standards, amendments to and interpretations (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Net income for the year	R$ 836	R$ 1,284	R$ 857
Deferred income tax	240	235	92
Losses (gain) of disposals of property and equipment	88	17	329
Depreciation and amortization	1,559	1,322	1,229
Financial charges	1,668	1,730	1,998
Other assets	(173)	(34)	(48)
Other liabilities	(52)	193	89
Payments of borrowings and financing	R$ 9,952	8,687	9,692
As originally reported
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Net income for the year		1,180	811
Deferred income tax		77	(35)
Losses (gain) of disposals of property and equipment		(40)	247
Depreciation and amortization		889	833
Financial charges		761	947
Share of profit (loss) of associates		(73)	69
Losses (gain) on lease liability write off
Other assets			(60)
Other liabilities		209	148
Payments of borrowings and financing		(8,747)	(9,785)
Payments of lease liability
IFRS16 effects
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Net income for the year		104	46
Deferred income tax		158	127
Losses (gain) of disposals of property and equipment		57	82
Depreciation and amortization		433	396
Financial charges		969	1,051
Share of profit (loss) of associates		4	4
Losses (gain) on lease liability write off		(80)	(14)
Other assets			12
Other liabilities		(16)	(59)
Payments of borrowings and financing		60	93
Payments of lease liability		(1,743)	(1,725)
As restated
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Net income for the year		1,284	857
Deferred income tax		235	92
Losses (gain) of disposals of property and equipment		17	329
Depreciation and amortization		1,322	1,229
Financial charges		1,730	1,998
Share of profit (loss) of associates		(69)	73
Losses (gain) on lease liability write off		(80)	(14)
Other assets			(48)
Other liabilities		193	89
Payments of borrowings and financing		(8,687)	(9,692)
Payments of lease liability		R$ (1,743)	R$ (1,725)